Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 24,597	$ 20,931	$ 28,400	$ 25,400	$ 23,800
Depreciation expense for discontinued operations			$ 293	$ 370	$ 371